Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Plant and Equipment, Net [Abstract]
Depreciation expense	$ 10,318	$ 9,273
Impairment loss